Revenues - Contract Balances (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Beginning balance	$ 18,000	$ 11,700	$ 6,186
Additions to unbilled accounts receivable	11,241	30,308	8,516
Unbilled accounts receivable recognized in trade receivables	(10,833)	(24,062)	(3,002)
Unbilled accounts receivable recognized in trade receivables	52	54
Ending balance	18,460	18,000	11,700
Contract With Customer, Liability, Current [Abstract]
Beginning balance	3,101	3,476	5,480
Reclassification from long-term to short-term	672	2,837	3,080
Reclassification to revenue as a result of performance obligations satisfied	(731)	(4,208)	(5,104)
Ending balance	3,042	3,101	3,476
Contract With Customer, Liability, Noncurrent [Abstract]
Beginning balance	10,760	13,901	11,291
Increase on revaluation on currency	83	341
Reclassification from long-term to short-term	(672)	(2,837)	(3,080)
Ending balance	$ 10,171	$ 10,760	$ 13,901